SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	May 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 244,169	$ 248,669
2025	213,711	219,863
2026	207,558	207,558
2027	207,557	207,558
2028	207,558	207,558
2029 and after	605,378	657,268
Total lease payments	1,685,931	1,748,474
Less: Interest	(515,488)	(549,263)
Present value of lease liabilities	$ 1,170,443	$ 1,199,211	$ 1,311,606